Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental income	$ 117,409,622	$ 91,011,558	$ 84,097,016
Interest on secured loans and financing lease	4,633,476	5,193,144	5,171,971
Interest and other income	1,128,958	843,794	133,286
Total revenues	123,172,056	97,048,496	89,402,273
Expenses
Interest expense	50,982,727	38,666,855	23,729,753
Depreciation and amortization	26,891,811	20,271,762	17,246,373
General and administrative	16,506,013	11,422,407	9,822,647
Transaction costs	6,707,803	5,493,099	1,578,225
Loss on impairment of assets	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables	6,531,506	1,512,305	750,000
Change in fair value of derivatives	0	0	(2,931,309)
Gain on sale of assets, net		(1,170,991)	(511,552)
Loss on extinguishment of debt	28,244	3,806,513	2,295,562
Other expenses	400,353	266,902
Total expenses	119,165,319	85,501,657	52,075,699
Income from continuing operations	4,006,737	11,546,839	37,326,574
Discontinued operations	4,586,692	(233,715)	656,146
Net income	8,593,429	11,313,124	37,982,720
Distributions and accretion on Class E Preferred Units			(17,371,893)
Net income allocable to common units of Partnership/noncontrolling interests	(3,455,081)	(5,107,353)	(16,779,731)
Net income (loss) allocable to common units	5,138,348	6,205,771	3,831,096
Net income	8,593,429	11,313,124	37,982,720
Unrealized (loss) gain on derivative instruments	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)	8,117,439	3,921,350	42,077,152
Net income allocable to stockholders/common units	5,138,348	6,205,771	3,831,096
Unrealized (loss) gain on derivative instruments, net of noncontrolling interest portion	(283,911)	(4,055,914)	2,188,155
Total comprehensive income (loss) allocable to stockholders/common units	4,854,437	2,149,857	6,019,251
Basic:
Income from continuing operations allocable to stockholders	$ 0.12	$ 0.44	$ 0.25
Discontinued operations, net of noncontrolling interests	$ 0.14	$ (0.01)	$ 0.03
Net income allocable to stockholders	$ 0.26	$ 0.43	$ 0.28
Diluted:
Income from continuing operations allocable to stockholders	$ 0.12	$ 0.43	$ 0.25
Discontinued operations, net of noncontrolling interests	$ 0.14	$ (0.01)	$ 0.03
Net income allocable to stockholders	$ 0.26	$ 0.42	$ 0.28
Weighted average shares used in computing earnings per common share:
Basic	20,019,054	14,495,018	13,643,680
Diluted	20,164,606	14,640,812	13,787,421
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Revenues
Rental income	117,409,622	91,011,558	84,097,016
Interest on secured loans and financing lease	4,633,476	5,193,144	5,171,971
Interest and other income	1,128,958	843,794	133,286
Total revenues	123,172,056	97,048,496	89,402,273
Expenses
Interest expense	50,982,727	38,666,855	23,729,753
Depreciation and amortization	26,891,811	20,271,762	17,246,373
General and administrative	16,506,013	11,422,407	9,822,647
Transaction costs	6,707,803	5,493,099	1,578,225
Loss on impairment of assets	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables	6,531,506	1,512,305	750,000
Change in fair value of derivatives	0	0	(2,931,309)
Gain on sale of assets, net		(1,170,991)	(511,552)
Loss on extinguishment of debt	28,244	3,806,513	2,295,562
Other expenses	400,353	266,902
Total expenses	119,165,319	85,501,657	52,075,699
Income from continuing operations	4,006,737	11,546,839	37,326,574
Discontinued operations	4,586,692	(233,715)	656,146
Net income	8,593,429	11,313,124	37,982,720
Distributions and accretion on Class E Preferred Units			(17,371,893)
Net income allocable to common units of Partnership/noncontrolling interests			(241,622)
Net income (loss) allocable to common units	8,593,429	11,313,124	20,369,205
Net income	8,593,429	11,313,124	37,982,720
Unrealized (loss) gain on derivative instruments	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)	8,117,439	3,921,350	42,077,152
Net income allocable to stockholders/common units	$ 8,593,429	$ 11,313,124	$ 20,369,205